Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Balance Sheet (Detail) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ (6)
Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	2,076	11,122
Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 319	$ 621